CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net (loss) income	$ (56,474)	$ 2,913,646
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	494,729	53,763
Gain recognized on government subsidy	22,883	(45,450)
Impairment loss on intangible assets and goodwill	379,165	(0)
Changes in operating assets and liabilities:
Accounts receivable	202,741	(174,982)
Accounts receivable from related party	167,550	(272,700)
Inventories	842,346	2,686,597
Prepayments and other current assets	(97,322)	(77,657)
Due from related party	2,114,745	(2,692,545)
Accounts payables	227,370	37,367
Accrued liabilities	854,071	114,453
Other tax payable	406,999	877,215
Deferred revenue	329,113	9,796
Taxes payable	473,607	1,010,214
Net cash provided by operating activities	6,361,523	4,439,717
Cash flows from investing activities:
Acquisition of business	(471,550)	(151,500)
Acquisition deposit	(17,016,884)	(2,378,418)
Purchase additional shares from NCI	0	(31,808)
Loan advance to related parties	425,770	(377,785)
Refund of land deposit	52,668	0
Short-term investment	(55,860)	0
Loan advance to unrelated parties	(2,979)	(121,200)
Acquisition deposits	(7,215,396)	0
Net cash used in investing activities	(24,284,231)	(3,060,711)
Cash flows from financing activities:
Proceeds from bank loan	85,909	136,350
Proceeds from mortgage	12,768,000	6,060,000
Finance costs on mortgage	(49,928)	(30,300)
Deferred offering costs	(451,049)	0
Repayment of mortgage	(469,921)	(2,565,470)
Proceeds (Repayment) of shareholder advance	5,652,248	(3,995,358)
Net cash provided by (used in) financing activities	17,535,259	(394,778)
Effect of exchange rate changes on cash	6,522	96,528
Net increase (decrease) in cash	(380,927)	1,080,756
Cash and restricted cash, beginning of the year	1,190,616	109,860
Cash and restricted cash, end of the year	809,689	1,190,616
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income tax	0	0
Cash paid for interest	$ 906,398	$ 117,708